Financial and capital risks management (Accounts receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial and capital risks management [line items]
Gross amounts of account receivables	¥ 29,425,851	¥ 25,559,681
Loss allowance	146,913	¥ 112,086	¥ 88,889
Current (not past due) [member]
Financial and capital risks management [line items]
Gross amounts of account receivables	28,101,923
Loss allowance	30,616
Within 1 year past due [member]
Financial and capital risks management [line items]
Gross amounts of account receivables	1,188,215
Loss allowance	901
1 - 3 years past due [member]
Financial and capital risks management [line items]
Gross amounts of account receivables	31,138
Loss allowance	10,821
More than 3 years past due [member]
Financial and capital risks management [line items]
Gross amounts of account receivables	104,575
Loss allowance	¥ 104,575